Capital adequacy (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Swiss capital
Swiss CET1 capital	SFr 35,290	SFr 38,529
Going concern capital	50,026	54,372
Gone concern capital	49,117	46,648
Total loss-absorbing capacity (TLAC)	99,143	101,020
Swiss risk-weighted assets and leverage exposure
Swiss risk-weighted assets	250,963	268,418
Leverage exposure	SFr 650,551	SFr 889,137
Swiss capital ratios
Swiss CET1 ratio	0.141	0.144
Going concern capital ratio	19.90%	20.30%
Gone concern capital ratio	19.60%	17.40%
TLAC ratio	0.395	0.376
Swiss leverage ratios
Swiss CET1 leverage ratio	5.40%	4.30%
Going concern leverage ratio	7.70%	6.10%
Gone concern leverage ratio	7.60%	5.20%
TLAC leverage ratio	15.20%	11.40%
Capital ratio requirements %
Swiss CET1 ratio requirement	9.28%	10.00%
Going concern capital ratio requirement	13.58%	14.30%
Gone concern capital ratio requirement	13.58%	14.30%
TLAC ratio requirement	0.2716	0.286
Leverage ratio requirements %
Swiss CET1 leverage ratio requirement	3.25%	3.50%
Going concern leverage ratio requirement	4.75%	5.00%
Gone concern leverage ratio requirement	4.75%	5.00%
TLAC leverage ratio requirement	9.50%	10.00%
Description of Other Regulatory Limitations	Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits or distributable reserves. For holding companies, legal reserves may be distributed if they exceed, after deduction of any accumulated losses, treasury shares and reserves for own shares held by subsidiaries, 20% of the share capital registered in the commercial register. Furthermore, dividends may be paid out only after shareholder approval.
Gone concern capital, phase-in		SFr 46,897
Instruments being phase-in		249
FINMA Pillar 2 capital add-on	SFr 1,850
Additional Swiss CET1 capital requirement	74
Additional Swiss CET1 leverage requirement	28
Bank
Swiss capital
Swiss CET1 capital	SFr 40,987	44,185
Going concern capital	54,843	59,110
Gone concern capital	42,930	41,316
Total loss-absorbing capacity (TLAC)	97,773	100,426
Swiss risk-weighted assets and leverage exposure
Swiss risk-weighted assets	249,953	267,558
Leverage exposure	SFr 653,551	SFr 895,810
Swiss capital ratios
Swiss CET1 ratio	0.164	0.165
Going concern capital ratio	21.90%	22.10%
Gone concern capital ratio	17.20%	15.40%
TLAC ratio	0.391	0.375
Swiss leverage ratios
Swiss CET1 leverage ratio	6.30%	4.90%
Going concern leverage ratio	8.40%	6.60%
Gone concern leverage ratio	6.60%	4.60%
TLAC leverage ratio	15.00%	11.20%
Capital ratio requirements %
Swiss CET1 ratio requirement	9.28%	10.00%
Going concern capital ratio requirement	13.58%	14.30%
Gone concern capital ratio requirement	13.58%	14.30%
TLAC ratio requirement	0.2716	0.286
Leverage ratio requirements %
Swiss CET1 leverage ratio requirement	3.25%	3.50%
Going concern leverage ratio requirement	4.75%	5.00%
Gone concern leverage ratio requirement	4.75%	5.00%
TLAC leverage ratio requirement	9.50%	10.00%
Gone concern capital, phase-in		SFr 41,565
Instruments being phase-in		SFr 249
FINMA Pillar 2 capital add-on	SFr 1,850
Additional Swiss CET1 capital requirement	74
Additional Swiss CET1 leverage requirement	28